Intangible Assets - Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Goodwill [line items]
Intangible assets	S/ 940,070	S/ 960,286	S/ 878,286
Additions	100,681	117,290	171,726
Capitalization of interest expenses	3,361	26,015
Deconsolidation, net	(72,127)	(23,666)
Transfers from assets under construction (Note 17)		169	1,257
Derecognition - cost	(6,083)	(2,464)
Amortization	(112,072)	(86,557)	(82,743)
Impairment		(49,609)	(54,308)
Translations adjustments	(6,735)	(1,394)	16,725
Intangible assets	847,095	940,070	960,286
Adexus S.A. [member]
Disclosure Of Goodwill [line items]
Acquisition of subsidiary - Adexus (Note 33 a)			33,133
Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	1,777,200	1,707,958	1,489,057
Disposals - net			(3,790)
Intangible assets	1,741,820	1,777,200	1,707,958
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(837,130)	(747,672)	(610,771)
Intangible assets	(894,725)	(837,130)	(747,672)
Goodwill [member]
Disclosure Of Goodwill [line items]
Intangible assets	116,804	144,520	170,232
Deconsolidation, net	(20,086)	(3,524)
Impairment		(20,068)	(38,680)
Translations adjustments	(3,430)	(4,124)	12,038
Intangible assets	93,288	116,804	144,520
Goodwill [member] | Adexus S.A. [member]
Disclosure Of Goodwill [line items]
Acquisition of subsidiary - Adexus (Note 33 a)			930
Goodwill [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	197,547	205,195	192,227
Intangible assets	174,031	197,547	205,195
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(80,743)	(60,675)	(21,995)
Intangible assets	(80,743)	(80,743)	(60,675)
Trademarks [member]
Disclosure Of Goodwill [line items]
Intangible assets	65,100	93,666	96,534
Deconsolidation, net	(8,358)
Impairment		(29,541)	(15,628)
Translations adjustments	(4,301)	975	3,672
Intangible assets	52,441	65,100	93,666
Trademarks [member] | Adexus S.A. [member]
Disclosure Of Goodwill [line items]
Acquisition of subsidiary - Adexus (Note 33 a)			9,088
Trademarks [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	110,486	109,511	96,751
Intangible assets	97,097	110,486	109,511
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(45,386)	(15,845)	(217)
Intangible assets	(44,656)	(45,386)	(15,845)
Concession rights [member]
Disclosure Of Goodwill [line items]
Intangible assets	528,227	517,760	417,893
Additions	23,803	38,156	118,222
Capitalization of interest expenses	3,361	26,015
Deconsolidation, net	(22,758)	(17,354)
Transfers from assets under construction (Note 17)		(11,217)
Derecognition - cost	(16)	(537)
Reclasifications			5,258
Amortization	(50,776)	(24,609)	(28,206)
Translations adjustments	199	13	(102)
Intangible assets	482,040	528,227	517,760
Concession rights [member] | Adexus S.A. [member]
Disclosure Of Goodwill [line items]
Acquisition of subsidiary - Adexus (Note 33 a)			6,090
Concession rights [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	841,229	844,213	716,125
Disposals - net			(1,395)
Intangible assets	836,254	841,229	844,213
Concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(313,002)	(326,453)	(298,232)
Intangible assets	(354,214)	(313,002)	(326,453)
Contractual relationships with clients [member]
Disclosure Of Goodwill [line items]
Intangible assets	34,265	32,811	24,194
Additions		5,274
Deconsolidation, net	(8,909)
Amortization	(7,996)	(4,189)	(4,376)
Translations adjustments	(303)	369	171
Intangible assets	17,057	34,265	32,811
Contractual relationships with clients [member] | Adexus S.A. [member]
Disclosure Of Goodwill [line items]
Acquisition of subsidiary - Adexus (Note 33 a)			12,822
Contractual relationships with clients [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	98,607	95,127	82,134
Intangible assets	85,482	98,607	95,127
Contractual relationships with clients [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(64,342)	(62,316)	(57,940)
Intangible assets	(68,425)	(64,342)	(62,316)
Software and development costs [member]
Disclosure Of Goodwill [line items]
Intangible assets	17,624	20,021	10,218
Additions	3,267	3,330	16,477
Deconsolidation, net	(10,153)	(21)
Transfers from assets under construction (Note 17)	199	2,761
Derecognition - cost	(1,941)	(1,572)
Reclasifications			345
Amortization	(5,834)	(8,091)	(8,043)
Translations adjustments	830	1,196	1,024
Intangible assets	3,992	17,624	20,021
Software and development costs [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	59,913	60,607	42,761
Intangible assets	16,177	59,913	60,607
Software and development costs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(42,289)	(40,586)	(32,543)
Intangible assets	(12,185)	(42,289)	(40,586)
Costs of development of wells [member]
Disclosure Of Goodwill [line items]
Intangible assets	116,733	108,722	134,263
Additions	68,544	49,698	17,772
Transfers from assets under construction (Note 17)		5,008
Derecognition - cost	(4,126)
Amortization	(41,930)	(46,695)	(40,918)
Intangible assets	139,221	116,733	108,722
Costs of development of wells [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	396,806	342,100	326,723
Disposals - net			(2,395)
Intangible assets	461,224	396,806	342,100
Costs of development of wells [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(280,073)	(233,378)	(192,460)
Intangible assets	(322,003)	(280,073)	(233,378)
Development costs [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	3,623	3,623	3,623
Intangible assets	3,623	3,623	3,623
Development costs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(3,623)	(3,623)	(3,623)
Intangible assets	(3,623)	(3,623)	(3,623)
Land use right [member]
Disclosure Of Goodwill [line items]
Intangible assets	13,288	13,288	13,288
Intangible assets	13,288	13,288	13,288
Land use right [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	13,288	13,288	13,288
Intangible assets	13,288	13,288	13,288
Other assets [member]
Disclosure Of Goodwill [line items]
Intangible assets	48,029	29,498	11,664
Additions	5,067	20,832	19,255
Deconsolidation, net	(1,863)	(2,767)
Transfers from assets under construction (Note 17)	(199)	3,617	1,257
Derecognition - cost		(355)
Reclasifications			(5,603)
Amortization	(5,536)	(2,973)	(1,200)
Translations adjustments	270	177	(78)
Intangible assets	45,768	48,029	29,498
Other assets [member] | Adexus S.A. [member]
Disclosure Of Goodwill [line items]
Acquisition of subsidiary - Adexus (Note 33 a)			4,203
Other assets [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	55,701	34,294	15,425
Intangible assets	54,644	55,701	34,294
Other assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(7,672)	(4,796)	(3,761)
Intangible assets	S/ (8,876)	S/ (7,672)	S/ (4,796)